UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Global All-Cap Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.6%
	COMMON STOCKS – 94.6%
	Auto Components – 2.4%
7,850	GKN PLC, (2)	$ 35,755
	Banks – 12.6%
112,600	Bank of Ireland, (2)	27,947
845	CIT Group Inc.	36,276
560	Citigroup Inc.	33,499
2,345	ING Groep N.V., (2)	35,420
895	The Bank of NT Butterfield and Son Limited	28,560
480	Western Alliance Bancorporation, (3)	23,563
	Total Banks	185,265
	Beverages – 1.5%
2,715	Britvic PLC, (2)	22,032
	Capital Markets – 2.0%
1,860	UBS Group AG	29,667
	Chemicals – 7.6%
400	Dow Chemical Company	25,416
127	LG Chem Limited, (2)	33,393
977	Nissan Chemical Industries Limited, (2)	28,501
316	Nitto Denko Corporation, (2)	24,446
	Total Chemicals	111,756
	Communications Equipment – 1.1%
2,530	Ericsson LM, Class B Shares, (2)	16,891
	Containers & Packaging – 1.5%
4,130	DS Smith PLC, (2)	22,469
	Diversified Telecommunication Services – 3.2%
705	Nippon Telegraph and Telephone Corporation, (2)	30,141
1,140	Telefonica Brasil SA	17,024
	Total Diversified Telecommunication Services	47,165
	Electronic Equipment, Instruments & Components – 3.3%
235	Coherent Inc., (3)	48,325
	Equity Real Estate Investment Trust – 1.5%
1,745	Colony Northstar, Inc.	22,528
NUVEEN      1

Nuveen NWQ Global All-Cap Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 3.2%
968	Carrefour SA, (2)	$22,807
305	CVS Health Corporation	23,943
	Total Food & Staples Retailing	46,750
	Food Products – 3.2%
3,125	Orkla ASA, (2)	27,994
228	Treehouse Foods Inc., (3)	19,303
	Total Food Products	47,297
	Household Durables – 3.5%
1,365	Sekisui House, Ltd., (2)	22,507
1,335	Taylor Morrison, (3)	28,462
	Total Household Durables	50,969
	Industrial Conglomerates – 3.8%
675	Koninklijke Philips Electronics NV, (2)	21,684
249	Siemens AG, Sponsored ADR, (2)	34,106
	Total Industrial Conglomerates	55,790
	Insurance – 2.4%
887	Ageas, (2)	34,638
	IT Services – 2.9%
685	Luxoft Holding Inc., (3)	42,847
	Life Sciences Tools & Services – 2.4%
150	Bio-Rad Laboratories Inc., (3)	29,901
200	Patheon N.V, (3)	5,268
	Total Life Sciences Tools & Services	35,169
	Machinery – 2.4%
402	Duerr AG, (2)	35,873
	Media – 2.9%
215	Time Warner Inc.	21,008
470	Viacom Inc., Class B	21,911
	Total Media	42,919
	Multi-Utilities – 1.7%
1,300	Veolia Environment S.A., ADR, (2)	24,377
	Oil, Gas & Consumable Fuels – 6.8%
855	Cheniere Energy Inc., (3)	40,416
525	EQT Corporation	32,077
745	Newfield Exploration Company, (3)	27,498
	Total Oil, Gas & Consumable Fuels	99,991
	Pharmaceuticals – 7.7%
1,060	Almirall SA, (2)	17,200
2      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
1,285	GlaxoSmithKline PLC, (2)	$26,719
490	Otsuka Holdings Company KK, (2)	22,178
86	Roche Holdings AG, (2)	21,993
545	Takeda Pharmaceutical Co. Limited, (2)	25,657
	Total Pharmaceuticals	113,747
	Semiconductors & Semiconductor Equipment – 8.6%
1,695	Cypress Semiconductor Corporation	23,323
1,305	Infineon Technologies AG, (2)	26,710
610	Mellanox Technologies, Limited, (3)	31,079
345	Microsemi Corporation, (3)	17,778
910	Teradyne Inc.	28,301
	Total Semiconductors & Semiconductor Equipment	127,191
	Software – 2.1%
685	Oracle Corporation	30,558
	Technology Hardware, Storage & Peripherals – 2.5%
755	Electronics For Imaging, (3)	36,867
	Tobacco – 1.8%
538	Imperial Brands PLC, (2)	26,073
	Total Long-Term Investments (cost $1,208,515)	1,392,909
	Other Assets Less Liabilities – 5.4%	78,823
	Net Assets – 100%	$ 1,471,732
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$725,398	$667,511	$ —	$1,392,909
NUVEEN      3

Nuveen NWQ Global All-Cap Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $1,238,557.
Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$226,289
Depreciation	(71,937)
Net unrealized appreciation (depreciation) of investments	$154,352
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
4      NUVEEN

Nuveen NWQ Global Equity Income Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 94.4%
	Air Freight & Logistics – 2.7%
270,000	Deutsche Post AG, (2)	$ 9,240,347
	Automobiles – 1.9%
85,000	Daimler AG, (2)	6,272,959
	Banks – 12.5%
19,800,000	Bank of Ireland, (2)	4,914,372
170,000	CIT Group Inc.	7,298,100
170,000	Citigroup Inc.	10,169,400
560,000	ING Groep N.V., (2)	8,458,387
73,000	JPMorgan Chase & Co.	6,412,320
158,000	The Bank of NT Butterfield and Son Limited	5,041,780
	Total Banks	42,294,359
	Building Products – 1.5%
120,000	Johnson Controls International PLC	5,054,400
	Capital Markets – 5.3%
285,000	Ares Capital Corporation	4,953,300
77,000	Deutsche Boerse AG	7,056,955
375,000	UBS Group AG, (2)	5,994,230
	Total Capital Markets	18,004,485
	Chemicals – 4.1%
538,000	CVR Partners LP	2,501,700
180,000	Dow Chemical Company	11,437,200
	Total Chemicals	13,938,900
	Communications Equipment – 2.4%
140,000	Cisco Systems, Inc.	4,732,000
509,000	Ericsson LM, Class B Shares, (2)	3,398,270
	Total Communications Equipment	8,130,270
	Diversified Financial Services – 1.5%
520,000	Challenger Limited, (2)	4,983,928
	Diversified Telecommunication Services – 4.3%
225,000	Nippon Telegraph and Telephone Corporation, (2)	9,619,496
325,000	Telefonica Brasil SA	4,853,303
	Total Diversified Telecommunication Services	14,472,799
NUVEEN      5

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.3%
57,500	Eaton PLC	$ 4,263,625
	Equity Real Estate Investment Trust – 3.4%
75,000	Apartment Investment & Management Company, Class A	3,326,250
380,000	Colony Northstar, Inc.	4,905,800
40,000	Life Storage, Inc.	3,284,800
	Total Equity Real Estate Investment Trust	11,516,850
	Food & Staples Retailing – 2.0%
85,000	CVS Health Corporation	6,672,500
	Food Products – 1.9%
735,000	Orkla ASA, (2)	6,584,193
	Household Durables – 1.7%
340,000	Sekisui House, Ltd., (2)	5,606,187
	Industrial Conglomerates – 4.2%
162,000	General Electric Company	4,827,600
159,000	Koninklijke Philips Electronics NV, (2)	5,107,757
31,400	Siemens AG, Sponsored ADR, (2)	4,300,926
	Total Industrial Conglomerates	14,236,283
	Insurance – 10.7%
150,000	Ageas, (2)	5,857,603
39,000	Allianz AG ORD Shares, (2)	7,232,400
95,000	CNA Financial Corporation	4,196,150
93,500	Swiss Re AG, (2)	8,397,797
225,000	Unum Group	10,550,250
	Total Insurance	36,234,200
	Media – 3.7%
170,000	Interpublic Group of Companies, Inc.	4,176,900
230,000	National CineMedia, Inc.	2,904,900
117,000	Viacom Inc., Class B	5,454,540
	Total Media	12,536,340
	Multi-Utilities – 3.0%
550,000	Veolia Environment S.A., ADR, (2)	10,313,527
	Oil, Gas & Consumable Fuels – 5.2%
305,000	Enterprise Products Partnership LP	8,421,050
64,000	Phillips 66	5,070,080
79,600	Total SA, (2)	4,024,846
	Total Oil, Gas & Consumable Fuels	17,515,976
	Pharmaceuticals – 7.4%
225,000	AstraZeneca PLC, Sponsored ADR	7,006,500
6      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals (continued)
600,000	GlaxoSmithKline PLC, (2)	$12,475,766
21,500	Roche Holdings AG, (2)	5,498,272
	Total Pharmaceuticals	24,980,538
	Road & Rail – 1.5%
48,000	Union Pacific Corporation	5,084,160
	Semiconductors & Semiconductor Equipment – 3.1%
400,000	Cypress Semiconductor Corporation	5,504,000
240,000	Infineon Technologies AG, (2)	4,912,158
	Total Semiconductors & Semiconductor Equipment	10,416,158
	Software – 6.1%
100,000	Microsoft Corporation	6,586,000
317,500	Oracle Corporation	14,163,675
	Total Software	20,749,675
	Textiles, Apparel & Luxury Goods – 0.0%
34,456,000	China Hongxing Sports Limited, (3)	25
	Tobacco – 3.0%
208,500	Imperial Brands PLC, (2)	10,104,674
	Total Common Stocks (cost $293,242,915)	319,207,358

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.4%
	Electric Utilities – 1.6%
100,060	Great Plains Energy Inc.	7.000%	N/R	$ 5,376,224
	Pharmaceuticals – 0.8%
4,757	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	2,736,702
	Total Convertible Preferred Securities (cost $8,880,003)			8,112,926

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.0%
	Consumer Finance – 0.6%
72,500	GMAC Capital Trust I	8.125%	B+	$ 1,843,675
	Insurance – 0.3%
39,000	National General Holding Company	7.625%	N/R	978,900
	Wireless Telecommunication Services – 0.1%
15,500	United States Cellular Corporation	7.250%	Ba1	412,300
	Total $25 Par (or similar) Retail Preferred (cost $3,213,034)			3,234,875

NUVEEN      7

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.4%
	Electric Utilities – 0.7%
$ 2,200	Emera, Inc.	6.750%	6/15/76	BBB-	$ 2,400,750
	Food Products – 0.7%
30	Land O' Lakes Incorporated, 144A	8.000%	N/A (5)	BB	32,025
524	Land O' Lakes Incorporated, 144A	8.000%	N/A (5)	BB	559,370
1,884	Land O' Lakes Incorporated, 144A, (WI/DD)	7.250%	N/A (5)	BB	1,895,775
2,438	Total Food Products				2,487,170
$ 4,638	Total $1,000 Par (or similar) Institutional Preferred (cost $4,812,875)				4,887,920

Shares	Description (1)	Value
	WARRANTS – 0.5%
24,331	Merrill Lynch International Company CV, 144A	$ 1,535,286
	Total Warrants (cost $1,344,049)	1,535,286
	Total Long-Term Investments (cost $311,492,876)	336,978,365
	Other Assets Less Liabilities – 0.3%	1,032,767
	Net Assets – 100%	$ 338,011,132
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$175,909,238	$143,298,095	$ 25	$319,207,358
Convertible Preferred Securities	5,376,224	2,736,702	—	8,112,926
$25 Par (or similar) Retail Preferred	3,234,875	—	—	3,234,875
$1,000 Par (or similar) Institutional Preferred	—	4,887,920	—	4,887,920
Warrants	—	1,535,286	—	1,535,286
Total	$184,520,337	$152,458,003	$ 25	$336,978,365
8      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $311,603,157.
Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 35,966,180
Depreciation	(10,590,972)
Net unrealized appreciation (depreciation) of investments	$ 25,375,208
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Perpetual security. Maturity date is not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
N/A	Not Applicable
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      9

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Airlines – 2.7%
49,200	Southwest Airlines Co.	$ 2,644,992
	Automobiles – 2.3%
64,800	General Motors Company	2,291,328
	Banks – 13.9%
55,500	Bank of America Corporation	1,309,245
83,000	CIT Group Inc.	3,563,190
70,000	Citigroup Inc.	4,187,400
32,600	JPMorgan Chase & Co.	2,863,584
56,500	The Bank of NT Butterfield and Son Limited	1,802,915
	Total Banks	13,726,334
	Capital Markets – 2.4%
129,108	FBR Capital Markets Corporation	2,330,399
	Communications Equipment – 3.8%
68,800	Arris International PLC, (2)	1,819,760
285,000	Mitel Networks Corporation, (2)	1,975,050
	Total Communications Equipment	3,794,810
	Consumer Finance – 3.1%
45,400	Discover Financial Services	3,104,906
	Electronic Equipment, Instruments & Components – 4.1%
15,100	Coherent Inc.	3,105,164
51,400	VeriFone Holdings Inc., (2)	962,722
	Total Electronic Equipment, Instruments & Components	4,067,886
	Equity Real Estate Investment Trust – 4.0%
185,200	Colony Northstar, Inc.	2,390,932
136,000	MedEquities Realty Trust, Inc.	1,524,560
	Total Equity Real Estate Investment Trust	3,915,492
	Food Products – 0.5%
30,000	Aryzta AG, ADR, (3)	481,791
	Health Care Providers & Services – 1.1%
7,220	CIGNA Corporation	1,057,658
	Hotels, Restaurants & Leisure – 1.3%
63,900	Bloomin Brands	1,260,747
10      NUVEEN

Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers – 1.7%
148,100	Calpine Corporation, (2)	$ 1,636,505
	Industrial Conglomerates – 2.1%
65,900	Philips Electronics	2,116,049
	Insurance – 10.1%
22,000	AON PLC	2,611,180
44,850	CNA Financial Corporation	1,981,025
9,400	Reinsurance Group of America Inc.	1,193,612
64,500	Unum Group	3,024,405
30,000	XL Group Limited	1,195,800
	Total Insurance	10,006,022
	Life Sciences Tools & Services – 2.6%
12,800	Bio-Rad Laboratories Inc., (2)	2,551,552
	Machinery – 3.9%
21,910	Ingersoll Rand Company Limited, Class A	1,781,721
66,500	Terex Corporation	2,088,100
	Total Machinery	3,869,821
	Media – 3.7%
65,000	Interpublic Group of Companies, Inc.	1,597,050
45,000	Viacom Inc., Class B	2,097,900
	Total Media	3,694,950
	Mortgage Real Estate Investment Trust – 1.0%
56,700	PennyMac Mortgage Investment Trust	1,006,425
	Multiline Retail – 1.2%
22,400	Target Corporation	1,236,256
	Oil, Gas & Consumable Fuels – 14.5%
56,400	Cheniere Energy Inc., (2)	2,666,028
50,500	EQT Corporation	3,085,550
54,800	Hess Corporation	2,641,908
44,000	Newfield Exploration Company, (2)	1,624,040
25,500	Occidental Petroleum Corporation	1,615,680
15,000	Phillips 66	1,188,300
50,000	Suncor Energy, Inc.	1,537,500
	Total Oil, Gas & Consumable Fuels	14,359,006
	Pharmaceuticals – 3.8%
4,850	Allergan PLC	1,158,762
37,800	GlaxoSmithKline PLC, Sponsored ADR	1,593,648
29,800	Pfizer Inc.	1,019,458
	Total Pharmaceuticals	3,771,868
NUVEEN      11

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 4.9%
88,500	Cypress Semiconductor Corporation	$1,217,760
35,000	Mellanox Technologies, Limited, (2)	1,783,250
60,800	Teradyne Inc.	1,890,880
	Total Semiconductors & Semiconductor Equipment	4,891,890
	Software – 5.8%
79,900	Oracle Corporation	3,564,339
72,300	Symantec Corporation	2,218,164
	Total Software	5,782,503
	Specialty Retail – 1.5%
9,800	Advance Auto Parts, Inc.	1,452,948
	Technology Hardware, Storage & Peripherals – 2.5%
51,300	Electronics For Imaging, (2)	2,504,979
	Total Long-Term Investments (cost $78,851,749)	97,557,117
	Other Assets Less Liabilities – 1.5%	1,483,009
	Net Assets – 100%	$ 99,040,126
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$97,075,326	$481,791	$ —	$97,557,117
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $78,893,513.
12      NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$21,938,329
Depreciation	(3,274,725)
Net unrealized appreciation (depreciation) of investments	$18,663,604
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt
NUVEEN      13

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.9%
11,330	Raytheon Company	$ 1,727,825
	Airlines – 2.7%
45,860	Southwest Airlines Co.	2,465,434
	Automobiles – 2.4%
62,500	General Motors Company	2,210,000
	Banks – 15.4%
75,000	CIT Group Inc.	3,219,750
65,285	Citigroup Inc.	3,905,349
92,000	ING Groep N.V.	1,388,280
32,835	JPMorgan Chase & Co.	2,884,226
10,300	PNC Financial Services Group, Inc.	1,238,472
24,000	Wells Fargo & Company	1,335,840
	Total Banks	13,971,917
	Capital Markets – 2.0%
22,700	State Street Corporation	1,807,147
	Chemicals – 1.9%
27,700	Dow Chemical Company	1,760,058
	Consumer Finance – 6.2%
41,500	Discover Financial Services	2,838,185
82,300	Synchrony Financial	2,822,890
	Total Consumer Finance	5,661,075
	Equity Real Estate Investment Trust – 1.5%
105,000	Colony Northstar, Inc.	1,355,550
	Food & Staples Retailing – 2.0%
23,300	CVS Health Corporation	1,829,050
	Health Care Providers & Services – 1.4%
8,000	Anthem Inc.	1,323,040
	Independent Power & Renewable Electricity Producers – 1.8%
144,800	Calpine Corporation, (2)	1,600,040
	Industrial Conglomerates – 4.2%
58,330	General Electric Company	1,738,234
14      NUVEEN

Shares	Description (1)	Value
	Industrial Conglomerates (continued)
65,000	Philips Electronics	$ 2,087,150
	Total Industrial Conglomerates	3,825,384
	Insurance – 9.2%
20,505	AON PLC	2,433,738
36,680	MetLife, Inc.	1,937,438
58,860	Unum Group	2,759,945
30,000	XL Group Limited	1,195,800
	Total Insurance	8,326,921
	Internet Software & Services – 1.7%
1,840	Alphabet Inc., Class A, (2)	1,559,952
	IT Services – 1.3%
28,000	PayPal Holdings, Inc., (2)	1,204,560
	Life Sciences Tools & Services – 0.8%
3,600	Bio-Rad Laboratories Inc., (2)	717,624
	Machinery – 1.8%
19,870	Ingersoll Rand Company Limited, Class A	1,615,828
	Media – 5.1%
60,630	Interpublic Group of Companies, Inc.	1,489,679
12,000	Time Warner Inc.	1,172,520
42,300	Viacom Inc., Class B	1,972,026
	Total Media	4,634,225
	Multiline Retail – 3.1%
53,000	Macy's, Inc.	1,570,920
22,000	Target Corporation	1,214,180
	Total Multiline Retail	2,785,100
	Oil, Gas & Consumable Fuels – 15.2%
55,840	Cheniere Energy Inc., (2)	2,639,557
50,500	EQT Corporation	3,085,550
51,600	Hess Corporation	2,487,636
40,700	Newfield Exploration Company, (2)	1,502,237
23,000	Occidental Petroleum Corporation	1,457,280
15,000	Phillips 66	1,188,300
47,500	Suncor Energy, Inc.	1,460,625
	Total Oil, Gas & Consumable Fuels	13,821,185
	Pharmaceuticals – 4.1%
4,600	Allergan PLC	1,099,032
38,900	GlaxoSmithKline PLC, Sponsored ADR	1,640,024
28,900	Pfizer Inc.	988,669
	Total Pharmaceuticals	3,727,725
NUVEEN      15

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.6%
14,000	Union Pacific Corporation	$ 1,482,880
	Semiconductors & Semiconductor Equipment – 1.5%
42,935	Teradyne Inc.	1,335,279
	Software – 7.5%
14,000	Microsoft Corporation	922,040
81,855	Oracle Corporation	3,651,552
72,200	Symantec Corporation	2,215,096
	Total Software	6,788,688
	Specialty Retail – 1.5%
9,050	Advance Auto Parts, Inc.	1,341,753
	Tobacco – 0.8%
6,320	Philip Morris International	713,528
	Total Long-Term Investments (cost $61,636,754)	89,591,768

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$ 384	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $384,444, collateralized by $385,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $393,321	0.090%	4/03/17	$ 384,441
	Total Short-Term Investments (cost $384,441)			384,441
	Total Investments (cost $62,021,195) – 99.0%			89,976,209
	Other Assets Less Liabilities – 1.0%			916,619
	Net Assets – 100%			$ 90,892,828
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
16      NUVEEN

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$89,591,768	$ —	$ —	$89,591,768
Short-Term Investments:
Repurchase Agreements	—	384,441	—	384,441
Total	$89,591,768	$384,441	$ —	$89,976,209
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $62,179,349.
Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$29,114,162
Depreciation	(1,317,302)
Net unrealized appreciation (depreciation) of investments	$27,796,860
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
NUVEEN      17

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.8%
	COMMON STOCKS – 96.8%
	Aerospace & Defense – 2.3%
16,207	Orbital ATK, Inc.	$ 1,588,286
	Automobiles – 0.8%
9,700	Harley-Davidson, Inc.	586,850
	Banks – 17.2%
32,660	Ameris Bancorp.	1,505,626
37,650	Capital Bank Financial Corporation, Class A Shares	1,634,010
33,055	CIT Group Inc.	1,419,051
38,430	Heritage Financial Corporation	951,143
35,015	Pacwest Bancorp.	1,864,899
1,905	SVB Financial Group, (2)	354,501
4,325	Texas Capital BancShares, Inc., (2)	360,921
66,395	The Bank of NT Butterfield and Son Limited	2,118,665
37,800	Western Alliance Bancorporation, (2)	1,855,602
	Total Banks	12,064,418
	Building Products – 0.9%
10,315	Apogee Enterprises, Inc.	614,877
	Communications Equipment – 5.2%
18,080	Arris International PLC, (2)	478,216
7,597	Lumentum Holdings Inc., (2)	405,300
393,105	Mitel Networks Corporation, (2)	2,724,218
	Total Communications Equipment	3,607,734
	Electrical Equipment – 2.1%
18,505	EnerSys	1,460,785
	Electronic Equipment, Instruments & Components – 3.3%
11,210	Coherent Inc., (2)	2,305,224
	Equity Real Estate Investment Trust – 3.4%
60,715	Brandywine Realty Trust	985,405
101,165	Ramco-Gershenson Properties Trust	1,418,333
	Total Equity Real Estate Investment Trust	2,403,738
	Food Products – 4.8%
19,003	John B Sanfilippo & Son, Inc., (2)	1,390,829
22,915	Treehouse Foods Inc., (2)	1,939,984
	Total Food Products	3,330,813
18      NUVEEN

Shares	Description (1)	Value
	Household Durables – 7.8%
35,452	La Z Boy Inc.	$957,204
74,160	Taylor Morrison, (2)	1,581,091
153,330	Tri Pointe Group, Incorporated, (2)	1,922,758
14,385	Universal Electronics Inc., (2)	985,373
	Total Household Durables	5,446,426
	Insurance – 5.0%
26,950	Axis Capital Holdings Limited	1,806,459
7,180	Reinsurance Group of America Inc.	911,716
19,085	XL Group Limited	760,728
	Total Insurance	3,478,903
	IT Services – 1.0%
8,260	Euronet Worldwide, Inc., (2)	706,395
	Life Sciences Tools & Services – 2.5%
8,875	Bio-Rad Laboratories Inc., (2)	1,769,143
	Machinery – 2.9%
29,840	Albany International Corporation, Class A	1,374,132
9,235	Woodward Governor Company	627,241
	Total Machinery	2,001,373
	Metals & Mining – 2.3%
37,060	Materion Corporation	1,243,363
4,335	Reliance Steel & Aluminum Company	346,887
	Total Metals & Mining	1,590,250
	Multiline Retail – 1.2%
62,545	Freds Inc.	819,340
	Oil, Gas & Consumable Fuels – 11.3%
49,840	Carrizo Oil & Gas, Inc., (2)	1,428,414
25,700	Energen Corporation	1,399,108
66,455	Newfield Exploration Company, (2)	2,452,854
23,555	PDC Energy Inc., (2)	1,468,654
140,545	SRC Energy Incorporated, (2)	1,186,200
	Total Oil, Gas & Consumable Fuels	7,935,230
	Paper & Forest Products – 3.4%
42,580	Boise Cascade Company, (2)	1,136,886
8,255	Deltic Timber Corporation	644,880
26,205	Glatfelter	569,697
	Total Paper & Forest Products	2,351,463
	Personal Products – 0.5%
9,020	Inter Parfums, Inc.	329,681
NUVEEN      19

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 2.3%
120,565	Forestar Real Estate Group Inc., (2)	$ 1,645,712
	Semiconductors & Semiconductor Equipment – 11.1%
61,430	Cypress Semiconductor Corporation	845,277
278,155	Lattice Semiconductor Corporation	1,924,832
27,535	Mellanox Technologies, Limited, (2)	1,402,908
12,405	Microsemi Corporation, (2)	639,230
24,385	Qorvo Inc., (2)	1,671,836
40,415	Teradyne Inc.	1,256,906
	Total Semiconductors & Semiconductor Equipment	7,740,989
	Specialty Retail – 2.9%
83,130	Haverty Furniture Companies Inc.	2,024,216
	Technology Hardware, Storage & Peripherals – 2.6%
37,905	Electronics For Imaging, (2)	1,850,901
	Total Long-Term Investments (cost $55,528,065)	67,652,747

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.2%
	REPURCHASE AGREEMENTS – 2.2%
$ 1,528	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $1,528,202, collateralized by $1,530,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $1,563,066	0.090%	4/03/17	$ 1,528,191
	Total Short-Term Investments (cost $1,528,191)			1,528,191
	Total Investments (cost $57,056,256) – 99.0%			69,180,938
	Other Assets Less Liabilities – 1.0%			729,498
	Net Assets – 100%			$ 69,910,436
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
20      NUVEEN

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$67,652,747	$ —	$ —	$67,652,747
Short-Term Investments:
Repurchase Agreements	—	1,528,191	—	1,528,191
Total	$67,652,747	$1,528,191	$ —	$69,180,938
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $57,968,684.
Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$13,504,063
Depreciation	(2,291,809)
Net unrealized appreciation (depreciation) of investments	$11,212,254
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      21

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 93.5%
	COMMON STOCKS – 93.5%
	Aerospace & Defense – 2.4%
173,320	Orbital ATK, Inc.	$ 16,985,360
	Auto Components – 2.0%
790,564	Stoneridge Inc., (2)	14,340,831
	Banks – 18.4%
339,745	Ameris Bancorp.	15,662,244
139,015	Banner Corporation	7,734,795
407,870	Capital Bank Financial Corporation, Class A Shares	17,701,558
401,715	Heritage Financial Corporation	9,942,446
245,465	Hilltop Holdings Inc.	6,742,924
170,960	Hope Bancorp Inc.	3,277,303
349,715	Pacwest Bancorp.	18,625,821
47,805	Texas Capital BancShares, Inc., (2)	3,989,327
686,712	The Bank of NT Butterfield and Son Limited	21,912,980
547,440	Western Alliance Bancorporation, (2)	26,873,830
	Total Banks	132,463,228
	Building Products – 0.9%
108,340	Apogee Enterprises, Inc.	6,458,147
	Communications Equipment – 3.9%
3,999,035	Mitel Networks Corporation, (2)	27,713,313
	Electrical Equipment – 2.5%
223,960	EnerSys	17,679,402
	Electronic Equipment, Instruments & Components – 5.5%
120,290	Coherent Inc., (2)	24,736,436
548,913	Novanta, Inc., (2)	14,573,640
	Total Electronic Equipment, Instruments & Components	39,310,076
	Equity Real Estate Investment Trust – 3.6%
646,425	Brandywine Realty Trust	10,491,478
1,104,090	Ramco-Gershenson Properties Trust	15,479,342
	Total Equity Real Estate Investment Trust	25,970,820
	Food Products – 7.5%
212,051	John B Sanfilippo & Son, Inc., (2)	15,520,013
1,441,807	Landec Corporation, (2)	17,301,684
22      NUVEEN

Shares	Description (1)	Value
	Food Products (continued)
248,035	Treehouse Foods Inc., (2)	$ 20,998,643
	Total Food Products	53,820,340
	Health Care Equipment & Supplies – 1.0%
92,815	Analogic Corporation	7,044,658
	Household Durables – 7.2%
503,461	Hooker Furniture Corporation	15,632,464
760,005	Taylor Morrison, (2)	16,203,306
1,573,285	Tri Pointe Group, Incorporated, (2)	19,728,994
	Total Household Durables	51,564,764
	IT Services – 1.0%
86,341	Euronet Worldwide, Inc., (2)	7,383,882
	Machinery – 2.0%
311,935	Albany International Corporation, Class A	14,364,607
	Metals & Mining – 1.7%
374,052	Materion Corporation	12,549,445
	Multiline Retail – 1.2%
670,315	Freds Inc.	8,781,126
	Oil, Gas & Consumable Fuels – 7.1%
776,630	Carrizo Oil & Gas, Inc., (2)	22,258,216
236,555	PDC Energy Inc., (2)	14,749,204
1,664,790	SRC Energy Incorporated, (2)	14,050,828
	Total Oil, Gas & Consumable Fuels	51,058,248
	Paper & Forest Products – 5.1%
588,862	Boise Cascade Company, (2)	15,722,615
84,545	Deltic Timber Corporation	6,604,655
318,809	Glatfelter	6,930,908
181,675	Louisiana-Pacific Corporation, (2)	4,509,174
40,661	Neenah Paper, Inc.	3,037,377
	Total Paper & Forest Products	36,804,729
	Personal Products – 0.5%
106,488	Inter Parfums, Inc.	3,892,136
	Professional Services – 1.3%
361,833	GP Strategies Corporation, (2)	9,154,375
	Real Estate Management & Development – 2.4%
1,275,925	Forestar Real Estate Group Inc., (2)	17,416,376
	Semiconductors & Semiconductor Equipment – 10.0%
926,960	Entegris Inc., (2)	21,690,864
NUVEEN      23

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments	March 31, 2017 (Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
613,565	Integrated Device Technology, Inc., (2)	$14,523,083
2,833,364	Lattice Semiconductor Corporation, (2)	19,606,879
314,140	Mellanox Technologies, Limited, (2)	16,005,433
	Total Semiconductors & Semiconductor Equipment	71,826,259
	Specialty Retail – 0.5%
147,745	Select Comfort Corporation, (2)	3,662,599
	Technology Hardware, Storage & Peripherals – 4.4%
570,895	Cray, Inc., (2)	12,502,600
394,030	Electronics For Imaging, (2)	19,240,485
	Total Technology Hardware, Storage & Peripherals	31,743,085
	Thrifts & Mortgage Finance – 1.4%
367,825	HomeStreet Inc., (2)	10,280,709
	Total Long-Term Investments (cost $531,697,427)	672,268,515

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.5%
	REPURCHASE AGREEMENTS – 3.5%
$ 25,056	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $25,056,041, collateralized by $25,020,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $25,560,732	0.090%	4/03/17	$ 25,055,853
	Total Short-Term Investments (cost $25,055,853)			25,055,853
	Total Investments (cost $556,753,280) – 97.0%			697,324,368
	Other Assets Less Liabilities – 3.0%			21,889,961
	Net Assets – 100%			$ 719,214,329
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
24      NUVEEN

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$672,268,515	$ —	$ —	$672,268,515
Short-Term Investments:
Repurchase Agreements	—	25,055,853	—	25,055,853
Total	$672,268,515	$25,055,853	$ —	$697,324,368
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of March 31, 2017, the cost of investments was $559,247,228.
Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:
Gross unrealized:
Appreciation	$161,433,863
Depreciation	(23,356,723)
Net unrealized appreciation (depreciation) of investments	$138,077,140
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017